Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity

Note 9 – Equity

From inception to December 31, 2010, the Company raised $42,711,791 by issuing 5,707,259 shares of the Company’s stock and issued 66,402 shares, valued at $398,810, for services.

During 2011, the Company raised $6,184,967 by selling 7,891,141 shares of the Company’s stock and warrants to purchase 19,972,785 shares of the Company’s stock through an offering (“Stock Offering”).  A net amount of $5,379,367 was received by the Company in 2011. The Company paid Laidlaw & Company (UK) Ltd. (“Laidlaw & Co.”), the placement agent, total cash fees of $742,196, which consisted of placement agent commission of $618,497 and expense reimbursement of $123,699. The Company also issued Laidlaw & Co. warrants to purchase an aggregate of 986,393 shares of the Company’s common stock, with an exercise price of $0.78 per share and a term of 7 years. These placement agent warrants were valued at their grant date fair value of $188,579. In addition, the Company paid Laidlaw & Co.’s outside counsel, McCormick & O’Brien PLLC, $60,904 for its services as the placement agent’s legal counsel and Signature Bank $2,500 for the bank escrow fee.

During 2012, the Company raised $759,300 by selling 968,759 shares and warrants to purchase 242,190 shares of the Company’s common stock under the Company’s Stock Offering.  A net amount of $660,164 was received by the Company in 2012. The Company paid Laidlaw & Co. total cash fees of $91,116, which consisted of placement agent commission of $75,930 and expense reimbursement of $15,186. The Company also issued Laidlaw & Co. warrants to purchase an aggregate of 121,095 shares of the Company’s common stock, with an exercise price of $0.78 per share and a term of 7 years. These placement agent warrants were valued at their grant date fair value of $159,044. In addition, the Company paid Laidlaw & Co.’s outside counsel, McCormick & O’Brien PLLC, $8,020 for its services as the placement agent’s legal counsel.

In 2012, the Company also raised $5,151,450 through an offering of 3,118,988 shares of its common stock and “A Warrants” to purchase 3,118,988 shares of the Company’s common stock, exercisable at a price of $1.65 per share for a period of 120 days from the day of the final closing of the offering, and “B Warrants” to purchase 1,559,505 shares of the Company’s common stock, exercisable at a price of $2.48 per share for a period of 5 years from the date of the final closing of the offering. (“2012 Common Stock Offering”)  A net amount of $4,469,776 was received by the Company. Pursuant to the 2012 Common Stock Offering agreement, the Company paid Laidlaw & Co. total cash fees of $618,174, which consisted of placement agent commission of $515,145 and expense reimbursement of $103,029. The Company also issued the placement agent warrants to purchase an aggregate of 467,845 shares of the Company’s common stock, with an exercise price of $0.78 per share and a term of 5 years. These placement agent warrants were valued at $499,707 and recorded as derivative liabilities.  In addition, the Company paid the Laidlaw & Co.’s outside counsel, Richardson & Patel, LLP, $60,000 for its services as the Laidlaw & Co.’s legal counsel and Signature Bank $3,500 for the bank escrow fee.
During 2012, the Company’s convertible notes, plus accrued interest, were converted to 1,252,550 shares of the Company’s common stock as a result of the 2012 Common Stock Offering.

As a result of the Share Exchange described in Note 1, the Company issued 400,000 shares to the original shareholders of the Company and 1,986,566 shares to the former shareholders of Actinium.

Placement Agent – In connection with the money raised in 2011, the Company issued Laidlaw & Co. warrants to purchase an aggregate of 1,129,925 shares of common stock, with an exercise price of $0.78 per share.  With the money raised in 2012, the Company issued Laidlaw & Co. warrants to purchase an aggregate of 588,940 shares of common stock, with an exercise price of $0.78 per share.

Management Firm – In 2011, the Company entered into a management agreement with Jamess Capital Group, LLC (formerly, AmerAsia Inc., “Jamess”) for Jamess to provide consulting services related to funding and Actinium becoming a publicly traded entity. In 2011, the Company incurred $96,744 in management fees. In addition, Actinium issued Jamess warrants to purchase an aggregate of 1,974,774 shares of common stock, with an exercise price of $0.01 per share. The warrants have a fair value of $2,153,442 (see Note 11) and included a cashless exercise provision.  In 2012, the Company issued Jamess warrants to purchase 1,716,340 shares of common stock with an exercise price of $0.01 per share. The warrants have a fair value of $1,957,754 (see Note 11) and included a cashless exercise provision.